Trade Receivables - Aging (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 82,525	$ 46,141	[1]
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	83,044	46,770
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL	519	629		$ 116
Current | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 71,883	$ 41,134
Current | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	0.00%	0.00%
ECL	$ 0	$ 0
Less than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 9,961	$ 4,933
Less than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	0.00%	0.00%
ECL	$ 0	$ 0
More than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 1,200	$ 703
More than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	43.30%	89.50%
ECL	$ 519	$ 629

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.